Balances and transactions with related parties (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balances and transactions with related parties [Abstract]
Receivable		$ 65,057	$ 42,228
Payable		144,966	1,458
Debt amount		122,707	182,729
Revenues [Abstract]
Revenue, related parties		72,242	131,636	$ 160,530
Costs [Abstract]
Sub-agency commissions	[1]	4,062	107,692	264,743
Expenses [Abstract]
Other expenses	[2]	180	440	391
Maritime Services [Member]
Revenues [Abstract]
Revenue, related parties	[3]	71,823	131,137	159,772
Shipping Agencies [Member]
Revenues [Abstract]
Revenue, related parties	[4]	419	499	758
TMM Division Maritima, S.A. de C.V. [Member]
Balances and transactions with related parties [Abstract]
Receivable	[5]	65,057	42,228
Payable	[5]	0	0
Amount of related party receivable forgiven		98,859
SSA Mexico, S.A. de C.V. [Member]
Balances and transactions with related parties [Abstract]
Receivable	[6]	0	0
Payable	[6]	5,829	1,458
Investors [Member]
Balances and transactions with related parties [Abstract]
Receivable	[7]	0	0
Payable	[7]	$ 139,137	0
Maturity date		October 2022
Investors [Member] | Line of Credit - 1 [Member] | Fixed Rate [Member]
Balances and transactions with related parties [Abstract]
Debt amount		$ 5,000
Interest rate		15.00%
Investors [Member] | Line of Credit - 2 [Member] | Fixed Rate [Member]
Balances and transactions with related parties [Abstract]
Debt amount		$ 5,000
Interest rate		15.00%
Investors [Member] | Line of Credit - 3 [Member] | Fixed Rate [Member]
Balances and transactions with related parties [Abstract]
Debt amount		$ 5,000
Interest rate		15.00%
Executive Personnel [Member]
Short-term benefits [abstract]
Salaries		$ 28,697	36,003	40,851
Social security costs		1,843	1,633	497
Short-term benefits		$ 30,540	$ 37,636	$ 41,348

[1]	Shipping agency servicies provided by SSA México, S.A. de C.V. to Administradora Marítima TMM, S.A.P.I. de C.V.
[2]	Management consulting provided by SSA México, S.A. de C.V. to Administración Portuaria Integral de Acapulco, S.A. de C.V.
[3]	Maritime services between TMM Dirección Corporativa, S.A. de C.V, subsidiary of Grupo TMM, and TMM DM.
[4]	Shipping agency services between Administradora Marítima TMM, S.A.P.I. de C.V., subsidiary of Grupo TMM, and TMM DM.
[5]	The accounts receivable is related to the maritime services provided to TMM DM by Grupo TMM. In September, 2020, the Company agreed through an agreement with this related party to forgive $98,859.
[6]	The accounts payables to SSA México, S.A. de C.V. are largely due to subagency services that this related party provides to Grupo TMM.
[7]	Three lines of credit, each for $5.0 million at a fixed rate of 15.0% per annum, with principal and interest payments at maturity, originally provided for a maturity date of October 2022.